LION BATTERY TECHNOLOGIES INC.	12 Months Ended
Aug. 31, 2025
Disclosure of detailed information about investment property [abstract]
LION BATTERY TECHNOLOGIES INC. [Text Block]

5. LION BATTERY TECHNOLOGIES INC.

Lion was incorporated on June 17, 2019, with the objective to research new lithium battery technology utilizing platinum and palladium.  The Company received 400,000 common shares of Lion, valued at a price of $0.01 per share, as the original founder of Lion. On July 12, 2019, the Company together with an affiliate of Valterra Platinum Limited (previously Anglo American Platinum Limited ("Valterra") entered investment, shareholder and research agreements to facilitate Lion's objectives.  Initially the Company and Valterra agreed to equally invest up to an aggregate of $4.0 million into Lion and on July 6, 2021 the Company and Valterra agreed to increase the planned funding to Lion by a further $2.73 million, to a total of up to $6.73 million, in order to allow the acceleration of certain research and commercialization activities (see below).  All agreed funding into Lion by the Company and Valterra is to be exchanged for preferred shares of Lion at a price of $0.50 per share over an approximate five year period.  Valterra and the Company have funded Lion equally for an aggregate $4.69 million as of August 31, 2025 as follows:

Date	Gross Funding to Lion
July 2019	$1,100
June 2020	$700
February 2021	$700
February 2022	$500
February 2023	$590
June 2023	$560
November 2023	$362
December 2023	$100
October 2024	$80
Total	$4,692

After August 31, 2025 Valterra and the Company funded Lion equally for an aggregate further amount of $100.  The Company accounts for Lion using equity accounting as Lion is jointly controlled with Valterra.  Lion pays a fee of $3 per month to the Company for general and administrative services.

Research Program - Florida International University

On July 12, 2019, Lion entered into a Sponsored Research Agreement ("SRA") with Florida International University ("FIU") to fund a $3.0 million research program over approximately three years.  The SRA was subsequently amended and currently remains valid until December 31, 2025.  Further time extensions and additional commercialization work is currently under consideration by all parties.  On July 6, 2021 Lion agreed to increase the planned amount of research funding to FIU by a further amount of $1.0 million, for a total of up to $4.0 million.  As the research was completed and milestones were achieved further tranches have been forwarded to FIU.  Lion has provided aggregate research funding and patent filing fees to FIU in the amount of $3.85 million as of August 31, 2025.  Under the SRA, Lion has exclusive rights to all intellectual property being developed by FIU including patents granted.  Lion is also reviewing several additional and complementary opportunities focused on developing next-generation battery technology using platinum and palladium.